CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 19, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 19, 2011	0
Common stock issued to original Top Gear stockholders	2,754	(2,754)	0	0
Common stock issued to original Top Gear stockholders (in shares)	27,540,000
Common stock issued in recapitalization	3,035	(3,035)	0	0
Common stock issued in recapitalization (in shares)	30,350,000
Common stock issued for cash, net of issuance costs	431	848,569	0	849,000
Common stock issued for cash, net of issuance costs (in shares)	4,312,500
Conversion of related party bridge notes into common stock	58	114,943	0	115,000
Conversion of related party bridge notes into common stock (in shares)	575,000
Conversion of third party bridge notes into common stock	51	102,449	0	102,500
Conversion of third party bridge notes into common stock (in shares)	512,500
Derivative liability related to warrants	0	(158,758)	0	(158,758)
Stock compensation expense	0	84,325	0	84,325
Net loss	0	0	(1,038,447)	1,038,447
Balance at Dec. 31, 2011	$ 6,329	$ 985,738	$ (1,038,447)	$ (46,380)
Balance (in shares) at Dec. 31, 2011	63,290,000